SHARE-BASED PAYMENTS, Share incentive plan (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Dec. 31, 2022 shares	Sep. 30, 2022 $ / shares	Sep. 30, 2022 CNY (¥)	Jan. 31, 2019 shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses					¥ 9,435	$ 1,329		¥ 13,044	¥ 15,175
Exercise of share-based awards (Note 14) (in shares) | shares					83,690	83,690
Fair value of share options vested					¥ 18,099	$ 2,549		¥ 21,206	¥ 15,725
Weighted-average grant-date fair value of options granted ($ per share) | $ / shares							$ 0.36
Unrecognized share-based compensation expense					¥ 5,069					$ 714
Weighted-average vesting period					1 year 2 months 15 days	1 year 2 months 15 days
Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares reserved | shares				19,684,555
Contractual term				10 years
Annual increase of shares on total number of issued and outstanding shares on the last day of the immediately preceding fiscal year (in percent)				2.00%
Minimum exercises price of shares granted for which modification applied | $ / shares		$ 0.2
Exercise price of shares as a result of modification | $ / shares		$ 0.2
Total incremental cost | ¥			¥ 4,022
Incremental cost recognized upon modification | ¥			¥ 1,900
Number of options, Granted | shares	4,868,000
Share Incentive Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	0 years
Share Incentive Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	4 years